Other Operating Income (Notes)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Operating Income
Other Operating Income
Other operating income for the year ended December 31, 2015, was $9.3 million and nil for the years ended December 31, 2014 and 2013. Other operating income relates to amounts received at our Rotterdam terminal from the local port authority related to the early termination of a harbor fee sharing arrangement. We do not expect to receive income of this nature in the future.